(LOSS)/EARNINGS PER SHARE (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
(Loss)/profit for the year		$ (24,018,000)	$ (41,009,000)	$ 875,000
Weighted average number of shares		153,099,405	134,939,327	83,606,810
Issuable on exercise of warrants to Perceptive		0	0	0
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year		$ 24,018,000	$ 41,009,000	$ 875,000
Basic earnings per ordinary share for continuing operations		$ 36,868,000	$ 43,586,000	$ (1,850,000)
Weighted average number of shares		153,099,405	134,939,327	83,606,810
Number of shares issued		165,866,000	164,986,000	96,162,000
Number of ordinary shares issuable on exercise of options		13,743
Number of options granted		12,100,000
Number of options issuable		6,250,000
Number of shares issued on the exercise of options		1,000,000
Issuable on exercise of warrants to Perceptive	10,000,000	1,200,000
Number of shares issuable on exercise of warrants to perceptive exercise price per share		$ 0.11
American depositary share [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year		$ 24,018,000	$ 41,009,000	$ (875,000)
Basic earnings per ordinary share for continuing operations		$ 36,868,000	$ 43,586,000	$ (1,850,000)
Weighted average number of shares		7,654,970	6,746,966	4,180,340
Number of shares issued		8,293,000	8,249,000	4,808,000
Number of ordinary shares issuable on exercise of options		687
Number of options granted		605,000
Number of options issuable		312,500
Number of shares issued on the exercise of options		500,000
Issuable on exercise of warrants to Perceptive		0	0	0
Number of shares issuable on exercise of warrants to perceptive exercise price per share		$ 2.2
Number Of Shares Issuable Exercise Of Warrants To Perceptive		60,000
Minimum [Member] | Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issuable on exercise of warrants to perceptive exercise price per share		$ 0.11
Minimum [Member] | American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of shares issuable on exercise of warrants to perceptive exercise price per share		$ 2.2